EMPLOYEE BENEFITS OBLIGATIONS - Movement In Defined Benefit Pension Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 212.6
Actuarial loss (gain) arising from:
Net defined benefit liability (asset)	212.8	$ 212.6
Funded
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	120.7
Current service cost	32.5	29.0
Interest cost/Interest income	(15.8)	(15.3)
Actuarial loss (gain) arising from:
Net defined benefit liability (asset)	119.1	120.7
Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	664.4	612.0
Current service cost	32.5	29.0
Interest cost/Interest income	19.1	18.6
Past service cost, settlements and curtailments	0.0	1.7
Actuarial loss (gain) arising from:
Experience adjustments	9.6	1.5
Economic assumptions	(63.8)	17.4
Demographic assumptions	(0.4)	(0.8)
Employee contributions	7.8	7.4
Pension benefits paid	(22.3)	(18.8)
Foreign currency exchange differences	(2.3)	3.6
Net defined benefit liability (asset)	649.2	664.4
Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(543.7)	(497.2)
Interest cost/Interest income	(15.8)	(15.3)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	(40.2)	24.2
Employer contributions	24.4	22.4
Employee contributions	7.8	7.4
Pension benefits paid	(22.3)	(18.8)
Administrative costs	(1.1)	(1.0)
Foreign currency exchange differences	2.0	(3.0)
Net defined benefit liability (asset)	(530.1)	(543.7)
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.9	3.5
Interest cost/Interest income	2.3	2.4
Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	91.9	85.8
Current service cost	3.9	3.5
Interest cost/Interest income	2.3	2.4
Past service cost, settlements and curtailments	(0.1)	0.0
Actuarial loss (gain) arising from:
Experience adjustments	7.1	0.1
Economic assumptions	(6.1)	1.7
Demographic assumptions	0.0	0.1
Pension benefits paid	(3.5)	(3.7)
Business combinations (Note 3)	(2.3)	2.7
Foreign currency exchange differences	0.5	(0.7)
Net defined benefit liability (asset)	93.7	91.9
Canada | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	30.4	27.2
Interest cost/Interest income	(14.9)	(14.3)
Canada | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	597.2	546.8
Current service cost	30.4	27.2
Interest cost/Interest income	18.0	17.4
Past service cost, settlements and curtailments	0.0	1.7
Actuarial loss (gain) arising from:
Experience adjustments	9.2	1.4
Economic assumptions	(64.3)	13.3
Demographic assumptions	0.0	0.0
Employee contributions	7.2	6.9
Pension benefits paid	(20.8)	(17.5)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	576.9	597.2
Canada | Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(485.3)	(440.9)
Interest cost/Interest income	(14.9)	(14.3)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	(40.0)	21.3
Employer contributions	22.1	20.3
Employee contributions	7.2	6.9
Pension benefits paid	(20.8)	(17.5)
Administrative costs	(0.9)	(0.9)
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	(467.8)	(485.3)
Canada | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.3	3.4
Interest cost/Interest income	2.1	2.2
Canada | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	77.2	72.2
Current service cost	3.3	3.4
Interest cost/Interest income	2.1	2.2
Past service cost, settlements and curtailments	0.0	(1.7)
Actuarial loss (gain) arising from:
Experience adjustments	7.7	0.0
Economic assumptions	(7.2)	1.2
Demographic assumptions	0.0	0.0
Pension benefits paid	(2.8)	(2.8)
Business combinations (Note 3)	(2.3)	2.7
Foreign currency exchange differences	0.0	0.0
Net defined benefit liability (asset)	78.0	77.2
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Interest cost/Interest income		(1.0)
Foreign | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.1	1.8
Interest cost/Interest income	(0.9)
Foreign | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	67.2	65.2
Current service cost	2.1	1.8
Interest cost/Interest income	1.1	1.2
Past service cost, settlements and curtailments	0.0	0.0
Actuarial loss (gain) arising from:
Experience adjustments	0.4	0.1
Economic assumptions	0.5	4.1
Demographic assumptions	(0.4)	(0.8)
Employee contributions	0.6	0.5
Pension benefits paid	(1.5)	(1.3)
Foreign currency exchange differences	(2.3)	3.6
Net defined benefit liability (asset)	72.3	67.2
Foreign | Funded | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(58.4)	(56.3)
Interest cost/Interest income	(0.9)	(1.0)
Actuarial loss (gain) arising from:
Return on plan assets, excluding amounts included in interest income	(0.2)	2.9
Employer contributions	2.3	2.1
Employee contributions	0.6	0.5
Pension benefits paid	(1.5)	(1.3)
Administrative costs	(0.2)	(0.1)
Foreign currency exchange differences	2.0	(3.0)
Net defined benefit liability (asset)	(62.3)	(58.4)
Foreign | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.6	0.1
Interest cost/Interest income	0.2	0.2
Foreign | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	14.7	13.6
Current service cost	0.6	0.1
Interest cost/Interest income	0.2	0.2
Past service cost, settlements and curtailments	(0.1)	1.7
Actuarial loss (gain) arising from:
Experience adjustments	(0.6)	0.1
Economic assumptions	1.1	0.5
Demographic assumptions	0.0	0.1
Pension benefits paid	(0.7)	(0.9)
Business combinations (Note 3)	0.0	0.0
Foreign currency exchange differences	0.5	(0.7)
Net defined benefit liability (asset)	$ 15.7	$ 14.7